Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to each individual serving as our principal executive officer, or PEO, and the other named executive officers, or NEOs, as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see “Compensation Discussion and Analysis.”

Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation	Summary Compensation	Compensation Actually Paid	Compensation Actually Paid	Average Summary	Average Compensation	Total Stockholder	Peer Group Total	Net Income (Loss)	Revenue

	Table Total for PEO (Former) ($)(1)	Table Total for PEO (Current) ($)(1)	to PEO (Former) ($)(2)(3)	to PEO (Current) ($)(2)(3)	Compensation Table Total for Other NEOs ($)	Actually Paid to Other NEOs ($)(2)(3)	Return ($)	Stockholder Return ($)(4)	($ millions)	($ millions)(4)

2025	1,173,249	7,986,924	3,757,407	5,489,413	1,642,621	1,374,099	16	258	(16)	1,472
2024	5,975,495	—	(584,117)	—	3,549,223	139,522	46	220	(85)	1,316
2023	6,700,335	—	4,928,716	—	2,988,849	2,180,373	99	161	(3)	1,460
2022	9,891,116	—	4,476,337	—	2,393,278	305,071	95	102	(54)	1,375
2021	10,174,767	—	(233,657)	—	1,747,828	(2,680,709)	147	142	101	1,904

(1)
Amount represents the total compensation reported in the Summary Compensation Table for the applicable year in the case of Andy Paul, or our Former PEO, who served as PEO from January 1, 2025 through June 30, 2025 and our current PEO, Thi La from July 1, 2025 through December 31, 2025.
(2)
Amounts represent compensation actually paid to our Former PEO and Current PEO and the average compensation actually paid to our Other NEOs reported in the Summary Compensation Table for the relevant fiscal year, as determined under SEC rules (and described below), but do not reflect the actual amount of compensation earned by or paid to our PEOs or our other NEOs as a group in the applicable year. Mr. Paul was the sole PEO during the entirety of fiscal years 2024, 2023, 2022 and 2021. Our other NEOs include Mr. Potter and Mr. Mattingly for 2025, Ms. La and Mr. Potter for 2024 and 2023, Ms. La and Messrs. Potter and Lakritz for 2022 and Ms. La and Messrs. Potter, Lakritz and Chevalier for 2021.
(3)
CAP to our PEOs and other NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows, in accordance with Item 402(v) of Regulation S-K:

PEO CAP	2025 ($) (Former PEO)	2025 ($) (Current PEO)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	1,173,249	7,986,924	5,975,495	6,700,335	9,891,116	10,174,767
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	(6,134,965)	(5,111,695)	(6,252,427)	(9,171,183)	(8,161,753)
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	—	2,816,383	1,487,300	3,976,933	5,378,715	2,489,316
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	177,819	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	(67,459)	(2,385,052)	(165,998)	(731,991)	(3,008,808)
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	649,004	888,531	(550,165)	669,873	(1,068,138)	(1,727,178)
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	—	—	—	—
Increase for incremental fair value of equity awards modified in the year	1,935,154	—	—	—	—	—
CAP	3,757,407	5,489,413	(584,117)	4,928,716	4,476,337	(233,657)

CAP for Average Other NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	1,642,621	3,549,223	2,988,849	2,393,278	1,747,828
Adjustments:

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(1,106,147)	(2,991,423)	(2,214,407)	(1,902,495)	(899,327)
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	436,674	876,590	1,408,501	1,062,577	283,677
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	(117,131)	(799,507)	(58,322)	(599,524)	(2,686,297)
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	232,110	(495,361)	55,752	(631,862)	(1,126,590)
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	—	(24,648)	—
Increase for incremental fair value of equity awards modified in the year	285,972	—	—	7,744	—
CAP	1,374,099	139,522	2,180,373	305,071	(2,680,709)

For all periods presented in the tables above, there were no adjustments applicable to (i) dividends or other earnings paid during the applicable fiscal year prior to the vesting date, (ii) deduction for change in the actuarial present values for the applicable fiscal year or (iii) increase for service cost and prior service cost for pension plans.

(4)
For the relevant fiscal year, represents the cumulative TSR, or the Peer Group TSR, of the S&P 500 IT Technology Index, or the Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested on December 31, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined that Revenue, which is a GAAP measure, to be the most important financial measure used to link Company performance to CAP to our PEO and Other NEOs in 2025, 2024, 2023, 2022 and 2021. This performance measure may not have been the most important financial performance measure for year 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Amount represents the total compensation reported in the Summary Compensation Table for the applicable year in the case of Andy Paul, or our Former PEO, who served as PEO from January 1, 2025 through June 30, 2025 and our current PEO, Thi La from July 1, 2025 through December 31, 2025.
(2)
Amounts represent compensation actually paid to our Former PEO and Current PEO and the average compensation actually paid to our Other NEOs reported in the Summary Compensation Table for the relevant fiscal year, as determined under SEC rules (and described below), but do not reflect the actual amount of compensation earned by or paid to our PEOs or our other NEOs as a group in the applicable year. Mr. Paul was the sole PEO during the entirety of fiscal years 2024, 2023, 2022 and 2021. Our other NEOs include Mr. Potter and Mr. Mattingly for 2025, Ms. La and Mr. Potter for 2024 and 2023, Ms. La and Messrs. Potter and Lakritz for 2022 and Ms. La and Messrs. Potter, Lakritz and Chevalier for 2021.
(3)
CAP to our PEOs and other NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows, in accordance with Item 402(v) of Regulation S-K:

PEO Total Compensation Amount	$ 1,173,249	$ 5,975,495	$ 6,700,335	$ 9,891,116	$ 10,174,767
PEO Actually Paid Compensation Amount	$ 3,757,407	(584,117)	4,928,716	4,476,337	(233,657)
Adjustment To PEO Compensation, Footnote
(3)
CAP to our PEOs and other NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows, in accordance with Item 402(v) of Regulation S-K:

PEO CAP	2025 ($) (Former PEO)	2025 ($) (Current PEO)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	1,173,249	7,986,924	5,975,495	6,700,335	9,891,116	10,174,767
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	(6,134,965)	(5,111,695)	(6,252,427)	(9,171,183)	(8,161,753)
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	—	2,816,383	1,487,300	3,976,933	5,378,715	2,489,316
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	177,819	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	(67,459)	(2,385,052)	(165,998)	(731,991)	(3,008,808)
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	649,004	888,531	(550,165)	669,873	(1,068,138)	(1,727,178)
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	—	—	—	—
Increase for incremental fair value of equity awards modified in the year	1,935,154	—	—	—	—	—
CAP	3,757,407	5,489,413	(584,117)	4,928,716	4,476,337	(233,657)

Non-PEO NEO Average Total Compensation Amount	$ 1,642,621	3,549,223	2,988,849	2,393,278	1,747,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,374,099	139,522	2,180,373	305,071	(2,680,709)
Adjustment to Non-PEO NEO Compensation Footnote

CAP for Average Other NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	1,642,621	3,549,223	2,988,849	2,393,278	1,747,828
Adjustments:

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(1,106,147)	(2,991,423)	(2,214,407)	(1,902,495)	(899,327)
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	436,674	876,590	1,408,501	1,062,577	283,677
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	(117,131)	(799,507)	(58,322)	(599,524)	(2,686,297)
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	232,110	(495,361)	55,752	(631,862)	(1,126,590)
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	—	(24,648)	—
Increase for incremental fair value of equity awards modified in the year	285,972	—	—	7,744	—
CAP	1,374,099	139,522	2,180,373	305,071	(2,680,709)

For all periods presented in the tables above, there were no adjustments applicable to (i) dividends or other earnings paid during the applicable fiscal year prior to the vesting date, (ii) deduction for change in the actuarial present values for the applicable fiscal year or (iii) increase for service cost and prior service cost for pension plans.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
(4)
For the relevant fiscal year, represents the cumulative TSR, or the Peer Group TSR, of the S&P 500 IT Technology Index, or the Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested on December 31, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

• Revenue(1); and

• Non-GAAP adjusted Operating Income(2).

Please note that we have only listed two financial performance metrics, as there are no other financial performance metrics that were linked to CAP for our NEOs in 2025. The Company’s most important financial performance measure for linking CAP to Company performance is Revenue, as it is one of only two Company Performance Factors under our annual performance bonus program (the other being Non-GAAP adjusted operating income) and it is used for purposes of selecting companies comprising our compensation peer groups which influence compensation decisions. This financial performance measure is required in the Pay Versus Performance Table above.

(1) For an explanation of our management’s use of this measure for the relevant fiscal year, see “Compensation Discussion and Analysis—Determination of Compensation” of this Proxy Statement. Revenue is used as a Company Performance Factor under our annual performance bonus program and is one of the performance metrics for our PSUs.

(2) For an explanation of our management’s use of this measure, see “Compensation Discussion and Analysis—Determination of Compensation” of this Proxy Statement. Non-GAAP adjusted operating income is used as a Company Performance Factor under our annual performance bonus program and is one of the performance metrics for our PSUs. For a full reconciliation for non-GAAP adjusted operating income to the most directly comparable financial measure stated in accordance with GAAP, please see “Use and Reconciliation of Non-GAAP Financial Measures” and the accompanying tables in our press release filed as an exhibit to a Current Report on Form 8-K that we filed with the SEC on February 12, 2026.

Total Shareholder Return Amount	$ 16	46	99	95	147
Peer Group Total Shareholder Return Amount	258	220	161	102	142
Net Income (Loss)	$ 16,000,000	$ (85,000,000)	$ (3,000,000)	$ (54,000,000)	$ 101,000,000
Company Selected Measure Amount	1,472,000,000	1,316,000,000	1,460,000,000	1,375,000,000	1,904,000,000
PEO Name	Thi La
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(5)
We determined that Revenue, which is a GAAP measure, to be the most important financial measure used to link Company performance to CAP to our PEO and Other NEOs in 2025, 2024, 2023, 2022 and 2021. This performance measure may not have been the most important financial performance measure for year 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP adjusted Operating Income
Thi La [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,986,924
PEO Actually Paid Compensation Amount	5,489,413
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,111,695)	$ (6,252,427)	$ (9,171,183)	$ (8,161,753)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,487,300	3,976,933	5,378,715	2,489,316
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,385,052)	(165,998)	(731,991)	(3,008,808)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				177,819
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	649,004	(550,165)	669,873	(1,068,138)	(1,727,178)
PEO | Increase for incremental fair value of equity awards modified in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,935,154
PEO | Thi La [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,134,965)
PEO | Thi La [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,816,383
PEO | Thi La [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,459)
PEO | Thi La [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,531
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,106,147)	(2,991,423)	(2,214,407)	(1,902,495)	(899,327)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	436,674	876,590	1,408,501	1,062,577	283,677
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,131)	(799,507)	(58,322)	(599,524)	(2,686,297)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,110	$ (495,361)	$ 55,752	(631,862)	$ (1,126,590)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(24,648)
Non-PEO NEO | Increase for incremental fair value of equity awards modified in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 285,972			$ 7,744